Provisions and Other Liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Actuarial gains/(losses) arising from financial assumptions	€ (28)	€ (106)	€ 652
France [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(35)	(70)	235
Actuarial gains/(losses) on experience adjustments	35	58	26
Actuarial losses/(gains) due to changes in demographic assumptions		(6)	10
Actuarial gains/(losses) arising from financial assumptions	(70)	(122)	199
Germany [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	33	(1)	210
Actuarial gains/(losses) on experience adjustments	159	149	16
Actuarial gains/(losses) arising from financial assumptions	(126)	(150)	194
United States [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(77)	161	30
Actuarial gains/(losses) on experience adjustments	76	77	(116)
Actuarial losses/(gains) due to changes in demographic assumptions	20	79	46
Actuarial gains/(losses) arising from financial assumptions	(173)	5	100
UK [Member]
Disclosure of defined benefit plans [Line Items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	48	(165)	144
Actuarial gains/(losses) on experience adjustments	114	442	9
Actuarial losses/(gains) due to changes in demographic assumptions	53		(21)
Actuarial gains/(losses) arising from financial assumptions	€ (119)	€ (607)	€ 156